Income taxes - Principal components of the deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Inventories	$ 539	$ 435
Allowance for doubtful accounts	273	521
Intangible assets	18,477	17,224
Plant, property and equipment	263	291
Contract cost assets	15	202
Accrued product warranties	3,906	3,271
Accrued salaries and benefits	442	641
Accounts payable, accrued expenses and other liabilities	11,353	10,471
Donation	21	20
Government grants	5,297	3,456
Unrealized investment loss of equity method investments	0	174
Operating lease liabilities	685	1,544
Net operating loss carryforwards	84,889	69,314
Total deferred tax assets	126,160	107,564
Less: valuation allowance	(119,072)	(102,576)		$ (81,830)	$ (77,874)
Deferred tax assets, net of valuation allowance	7,088	4,988
Deferred tax liabilities:
Operating lease right-of-use assets	(825)	(1,640)
Depreciation of plant, property, and equipment	(3,031)	(1,183)
Unrealized investment gain of equity method investments	(966)	0
Intangible assets	(3,955)	(4,221)
Total deferred tax liabilities	(8,777)	(7,044)
Net deferred tax liabilities	(1,689)	(2,056)
Deferred tax assets	11	14
Deferred tax liabilities	$ (1,700)	$ (2,070)	[1]

[1]	Restated (refer to Note 2(c))